Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]	10. Long-term Debt Long-term debt Our long-term debt consists of three convertible notes amounting to an aggregate principal amount of $500,000, and are scheduled to mature in 2016.